Goodwill (Tables)	12 Months Ended
Mar. 31, 2017
Goodwill
Schedule of changes in goodwill

Luxoft
Balances at March 31, 2015	$29,620

Acquisition of Symtavision	665

Balances at March 31, 2016	$30,285

Acquisition of Pelagicore	4,734
Acquisition of Insys	17,685
Symtavision measurement period adjustment (Note 3)	(653)
Acquisition of IntroPro	24,456
Acquisition of SME	411

Total Goodwill acquired	46,633

Balances at March 31, 2017	$76,918